Long-Term Debt - Subordinated Promissory Notes (Details) - 2020 Bridge Notes $ in Millions	Apr. 30, 2020 USD ($)
Debt Instrument [Line Items]
Total principal amount	$ 2.0
Interest rate	5.00%
Minimum net proceeds from issuance of shares to automatically convert preferred stock to common stock	$ 3.0